Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 5,886	$ 7,728
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	386	2,228
Letter of guarantee
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 5,500	$ 5,500